ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	31,478	34,917
Less: allowance for doubtful accounts	-	-

Accounts receivable, net	31,478	34,917

Movement of allowance for doubtful accounts was as follow:

	2011	2012
	RMB	RMB

Balance as of January 1	-	-
Charged to expenses	-	340
Written off	-	(340)

Balances as of December 31	-	-